Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 248,376	₩ 179,838	₩ 155,133
Finance costs	527,401	456,327	315,604
Derivatives designated as hedging instrument	(17,460)	(21,366)	16,133
Other comprehensive income (loss) for the year, net of taxes	(23,967)	(306,226)	1,362,192
Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	248,376	179,838	202,550
Finance costs	527,401	456,327	585,427
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at FVOCI	(18,842)	(491,853)	920,871
Derivatives designated as hedging instrument	(11,520)	(21,548)	15,427
Other comprehensive income (loss) for the year, net of taxes	(30,362)	(513,401)	936,298
Financial assets, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	238,535	150,571	201,943
Finance costs	137,463	127,815	222,380
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	(5,940)	182	706
Financial liabilities, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	9,841	29,267	607
Finance costs	389,938	328,512	363,047
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	(36,302)	(513,219)	937,004
Financial assets at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	127,001	104,068	149,590
Finance costs	114,668	103,292	67,503
Financial liabilities at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	6,717	18,432	0
Finance costs	0	0	8,036
Financial liabilities measured at amortised cost [Member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	3,124	10,835	607
Finance costs	389,938	328,512	355,011
Financial assets at FVOCI [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	39,681	1,495	3,413
Finance costs	0	1,283	142,015
Financial assets at amortised cost, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	69,373	45,008	48,940
Finance costs	22,795	23,094	12,262
Derivatives designated as hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	2,480	0	0
Finance costs	₩ 0	₩ 146	₩ 600